CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net loss	$ (1,729)	$ (5,301)	$ (14,403)
Other comprehensive income (loss) items that will not be carried to the statements of operations
Actuarial gains (losses) of defined benefit plan, net of tax	166	(112)	(107)
Total other comprehensive income (loss) for the year that will not be carried to the statements of operations, net of tax	166	(112)	(107)
Other comprehensive income (loss) items that after preliminary recognition in comprehensive income (loss), were or will be carried to the statements of operations
Net change in fair value of marketable securities available-for-sale, net of tax		158	9
Net change in fair value of marketable securities through other comprehensive income (loss), net of tax that was transferred to the statements of operations	(113)
Total other comprehensive income (loss) items that after preliminary recognition in comprehensive income, were or will be carried to the statements of operations, net of tax	(113)	158	9
Other total comprehensive income (loss)	53	46	(98)
Total comprehensive loss	$ (1,676)	$ (5,255)	$ (14,501)